Average Annual Total Returns - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - FidelityAdvisorLimitedTermBondFund-AMCIZPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 30, 2023
Fidelity Advisor Limited Term Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(8.75%)
Past 5 years	none
Past 10 years	0.55%
Fidelity Advisor Limited Term Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.24%)
Past 5 years	(0.69%)
Past 10 years	(0.14%)
Fidelity Advisor Limited Term Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.18%)
Past 5 years	(0.27%)
Past 10 years	0.13%
Fidelity Advisor Limited Term Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(7.84%)
Past 5 years	(0.21%)
Past 10 years	0.20%
Fidelity Advisor Limited Term Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(8.75%)
Past 5 years	0.01%
Past 10 years	0.55%
Fidelity Advisor Limited Term Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(5.99%)
Past 5 years	0.82%
Past 10 years	1.08%
Fidelity Advisor Limited Term Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(5.78%)
Since Inception	1.09%	[1]
LB087
Average Annual Return:
Past 1 year	(5.50%)
Past 5 years	0.85%
Past 10 years	0.98%
F1871
Average Annual Return:
Past 1 year	(5.54%)
Past 5 years	1.14%
Past 10 years	1.25%

[1]	AFrom October 2, 2018.